Inventories, Net - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of inventory [Abstract]
Raw materials	$ 720,041	$ 635,395
Finished goods	1,141,526	2,777,617
Inventories valuation allowance	(124,512)	(69,746)	$ (120,286)
Total inventories, net	$ 1,737,054	$ 3,343,266